UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          November 15, 2010
------------------------------     ------------------       -----------------
         [Signature]                 [City, State]              [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        25
                                                  ------------------------------

Form 13F Information Table Value Total:                     $171,613
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                   Quarter Ended September 30, 2010

---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------------
                                                               VALUE   SHRS OR   SH/   PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
                                                              -------- --------  ---   ----  ---------- -------- -------------------
       NAME OF ISSUER           TITLE OF CLASS      CUSIP     (x$1000) PRN AMT   PRN   CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------------    --------------    ---------   -------- --------  ---   ----  ---------- -------- ------- ------ ----
ALEXANDRIA REAL ESTATE EQ IN    COM               015271109    3,843      54,900 SH           SOLE                  54,900
AMERICAN CAMPUS CMNTYS INC      COM               024835100   10,817     355,350 SH           SOLE                 355,350
ASSOCIATED ESTATES RLTY CORP    COM               045604105    5,592     400,000 SH           SOLE                 400,000
BROOKDALE SR LIVING INC         COM               112463104    3,195     195,900 SH           SOLE                 195,900
CAMDEN PPTY TR                  SH BEN INT        133131102    9,361     195,150 SH           SOLE                 195,150
CHESAPEAKE LODGING TR           SH BEN INT        165240102    6,300     385,056 SH           SOLE                 385,056
COHEN & STEERS INC              COM               19247A100    5,350     246,530 SH           SOLE                 246,530
CREXUS INVT CORP                COM               226553105      758      62,983 SH           SOLE                  62,983
ENTERTAINMENT PPTYS TR          COM SH BEN INT    29380T105    7,358     170,411 SH           SOLE                 170,411
EQUITY LIFESTYLE PPTYS INC      COM               29472R108   13,567     249,026 SH           SOLE                 249,026
FOREST CITY ENTERPRISES INC     CL A              345550107   13,200   1,028,832 SH           SOLE               1,028,832
GAYLORD ENTMT CO NEW            COM               367905106    4,174     136,843 SH           SOLE                 136,843
GLIMCHER RLTY TR                SH BEN INT        379302102    3,239     526,629 SH           SOLE                 526,629
HEALTH CARE REIT INC            COM               42217K106    4,000      84,500 SH           SOLE                  84,500
ISHARES TR                      DJ US REAL EST    464287739   26,440     500,000 SH      PUT  SOLE                 500,000
KILROY RLTY CORP                COM               49427F108    3,256      98,250 SH           SOLE                  98,250
LEXINGTON REALTY TRUST          COM               529043101    2,424     338,600 SH           SOLE                 338,600
MPG OFFICE TR INC               COM               553274101    3,091   1,236,300 SH           SOLE               1,236,300
RAMCO-GERSHENSON PPTYS TR       COM SH BEN INT    751452202    5,868     547,892 SH           SOLE                 547,892
RETAIL OPPORTUNITY INVTS COR    COM               76131N101    8,287     865,910 SH           SOLE                 865,910
RYLAND GROUP INC                COM               783764103    1,493      83,300 SH      CALL SOLE                  83,300
SIMON PPTY GROUP INC NEW        COM               828806109   10,633     114,650 SH           SOLE                 114,650
SL GREEN RLTY CORP              COM               78440X101    6,124      96,700 SH           SOLE                  96,700
VAIL RESORTS INC                COM               91879Q109    4,557     121,442 SH           SOLE                 121,442
VORNADO RLTY TR                 SH BEN INT        929042109    8,686     101,551 SH           SOLE                 101,551